Deferred Financing and Leasing Costs	12 Months Ended
Dec. 31, 2010
DEFERRED FINANCING AND LEASING COSTS
5. DEFERRED FINANCING AND LEASING COSTS
Deferred financing and leasing costs at December 31, 2010 and 2009 are as follows (in thousands):

	December 31,
	2010	2009

Deferred leasing costs	$194,290	$174,693
Deferred financing costs	42,190	40,952
In-place lease value and related intangible asset	26,778	27,054

	263,258	242,699

Accumulated amortization	(121,794)	(108,390)

Total	$141,464	$134,309

LIBERTY PROPERTY LIMITED PARTNERSHIP
DEFERRED FINANCING AND LEASING COSTS
5. DEFERRED FINANCING AND LEASING COSTS
Deferred financing and leasing costs at December 31, 2010 and 2009 are as follows (in thousands):

	December 31,
	2010	2009
Deferred leasing costs	$194,290	$174,693
Deferred financing costs	42,190	40,952
In-place lease value and related intangible asset	26,778	27,054

	263,258	242,699

Accumulated amortization	(121,794)	(108,390)

Total	$141,464	$134,309